Feb. 28, 2024
Innovator IBD Breakout Opportunities ETF
Innovator IBD® Breakout Opportunities ETF

Rule 497(e)

File No. 333-146827

Innovator ETFs Trust

(the “Trust”)

Innovator IBD® Breakout Opportunities ETF

(the “Fund”)

Supplement To the Fund’s Prospectus, Summary Prospectus and
Statement of Additional Information
Each Dated February 28, 2024

Dated December 18, 2024

Notwithstanding anything to contrary contained in the Fund’s prospectus or summary prospectus, the first sentence of the last paragraph of the “Principal Investment Strategies” section is deleted in its entirety and is replaced with the following:

“The Fund is classified as a “non-diversified company” under the 1940 Act.”

Additionally, the following risk disclosure has been added to the “Principal Risks” section of the prospectus and summary prospectus immediately after the “Market Risk” risk factor:

“Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”) applicable to a company seeking to qualify as a regulated investment company (“RIC”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.”

The following risk disclosure has been added to the “Additional Risks of Investing in the Fund” section of the prospectus immediately after the “Market Risk” risk factor:

“Non-Diversification Risk. The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code applicable to a company seeking to qualify as a RIC. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.”

Finally, the second row of the diversification table on page 1 of the statement of additional information is deleted and replaced in its entirety with the below:

Innovator IBD® Breakout Opportunities ETF	Non-Diversified

Please Keep This Supplement With Your Prospectus, Summary Prospectus and Statement of Additional Information For Future Reference